Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 25, 2021	May 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IPO [Member]
Initial Public Offering (Details) [Line Items]
Purchase units (in Shares)	31,116,305
Purchase price per share (in Dollars per share)	$ 10
Gross proceeds	$ 311.2
Offering costs	17.6
Deferred underwriting commissions	$ 10.9	$ 10.9
Public warrant, description			Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).	Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Purchase units (in Shares)	3,616,305
Purchase price per share (in Dollars per share)	$ 10